OTHER ASSETS - Schedule of Other Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 03, 2021 USD ($)	Dec. 03, 2021 CAD ($)
Detailed Information about Other Assets [Line Items]
Other assets	$ 1,768		$ 0
Total other assets	8,767		2,650
Less current portion	6,280		2,650
Long-term portion	2,487		0
Gold Prepay Agreement
Detailed Information about Other Assets [Line Items]
Derivative financial assets	2,916		0
Silver Purchase Agreement
Detailed Information about Other Assets [Line Items]
Derivative financial assets	1,898		0
Paycore Minerals Inc.
Detailed Information about Other Assets [Line Items]
Investment in Paycore	$ 2,190	$ 2,960	$ 2,650	$ 1,950	$ 2,480